Income Taxes - Reconciliations of Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 60.8	$ 53.4	$ 26.5
Gross increases for tax positions in prior periods	2.3	12.2	2.2
Gross decreases for tax positions in prior periods	(0.5)	(0.6)	(0.6)
Gross increases based on tax positions related to the current year	1.8	2.7	13.6
Gross decreases related to settlements with taxing authorities	(0.1)	(5.1)	(13.2)
Reductions due to statute expiration	(1.2)	(1.8)	(0.4)
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation	(1.0)	0	0
Gross increases due to acquisitions	0	0	25.3
Ending balance	$ 62.1	$ 60.8	$ 53.4